Changes in Accumulated Other Comprehensive Income - Schedule of Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	$ 34,868	$ 34,573	$ 33,047
Other comprehensive income (loss)	650	(206)	(198)
Ending Balance	34,795	34,868	34,573
Losses on Cash Flow Hedges
Movement in Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(5)	(2)	(2)
OCI before reclassifications	(1)	(3)	0
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss)	(1)	(3)	0
Ending Balance	(6)	(5)	(2)
Pension and Non-Pension Postretirement Benefit Plan Items (a)
Movement in Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(3,372)	(3,165)	(2,960)
OCI before reclassifications	432	(357)	(289)
Amounts reclassified from AOCI	219	150	84
Other comprehensive income (loss)	651	(207)	(205)
Ending Balance	(2,721)	(3,372)	(3,165)
Foreign Currency Items
Movement in Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(23)	(27)	(33)
OCI before reclassifications	0	4	6
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss)	0	4	6
Ending Balance	(23)	(23)	(27)
AOCI of Investments Unconsolidated Affiliates (b)
Movement in Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	0	0	0
OCI before reclassifications	0	0	(2)
Amounts reclassified from AOCI	0	0	2
Other comprehensive income (loss)	0	0	0
Ending Balance	0	0	0
Total
Movement in Accumulated Other Comprehensive Income [Roll Forward]
Beginning Balance	(3,400)	(3,194)	(2,995)
OCI before reclassifications	431	(356)	(285)
Amounts reclassified from AOCI	219	150	86
Other comprehensive income (loss)	650	(206)	(199)
Ending Balance	$ (2,750)	$ (3,400)	$ (3,194)